Accounts Receivables, net	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Receivables [Abstract]
Accounts Receivables, net

Note 4 – Accounts Receivables, net

Accounts receivables, net at May 31, 2022 and August 31, 2021 consisted of the following:

	May 31,	August 31,
	2022	2021
Trade receivables	$5,739,193	$2,411,499
Amounts earned but not billed	132,430	154,558
	5,871,623	2,566,057
Allowance for doubtful accounts	(705,384)	(1,097,628)
Accounts receivable, net	$5,166,239	$1,468,429

Note 5 – Accounts Receivables, net

Accounts receivables, net at August 31, 2021 and 2020 consisted of the following:

	2021	2020
Trade receivables	$2,411,499	$1,948,520
Amounts earned but not billed	154,558	301,943
	2,566,057	2,250,463
Allowance for doubtful accounts	(1,097,628)	(518,031)
Accounts receivable, net	$1,468,429	$1,732,432